CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	359,405,748	355,422,347
Common stock, shares outstanding (in shares)	359,405,748	355,422,347